Commitments, liabilities and contingencies - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of contingent liabilities [line items]
Accrued tax expense	₨ 0
Periphery charges	1,241	₨ 1,114
Commissioning Of Wind And Solar Energy Projects
Disclosure of contingent liabilities [line items]
Capital commitment	64,661	56,528
Financial gurantees given for renewable projects | PPA
Disclosure of contingent liabilities [line items]
Financial guarantees renewable projects	₨ 44,815	₨ 48,017